DESCRIPTION OF PLAN - Participant Accounts (Details) - 401(k) Plan	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Percentage of incremental investments allocation	1.00%
Threshold percentage of investment in employer common stock fund	20.00%